Reconciliation of All Liabilities Measured as Fair Value Using Level 3 Significant Unobservable Input (Detail) (USD $)	4 Months Ended
	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 0
Issuance of derivative liability	196,000	[1]
Change in fair value	0	[2]
Ending balance	$ 196,000

[1]	The amount is included within research and development expenses on the Company's Statement of Operations and Comprehensive Loss.
[2]	The license agreement was executed in November 2014 and no change in the valuation occurred between the execution date and December 31, 2014.